Right-of-use assets	12 Months Ended
Dec. 31, 2025
Right-of-use assets
Right-of-use assets

12Right-of-use assets

The analysis of the net book value of right-of-use assets by class of underlying asset is as follows:

		Warehouse	Land use
	Property	equipment	right	Total
	RMB’000	RMB’000	RMB’000	RMB’000
	(i)	(ii)	(iii)
Cost:
At January 1, 2024	1,652,404	10,648	1,782,410	3,445,462
Additions	2,093,794	—	—	2,093,794
Derecognition	(367,834)	(10,648)	—	(378,482)
Exchange adjustments	3,820	—	—	3,820

At December 31, 2024	3,382,184	—	1,782,410	5,164,594

Additions	2,097,560	13,666	—	2,111,226
Derecognition	(434,893)	—	—	(434,893)
Exchange adjustments	(35,394)	—	—	(35,394)

At December 31, 2025	5,009,457	13,666	1,782,410	6,805,533

Accumulated depreciation:
At January 1, 2024	(437,087)	(9,172)	(98,343)	(544,602)
Charge for the year	(637,772)	(1,478)	(45,212)	(684,462)
Derecognition	227,072	10,650	—	237,722
Exchange adjustments	(1,169)	—	—	(1,169)

At December 31, 2024	(848,956)	—	(143,555)	(992,511)

Charge for the year	(918,624)	(7,637)	(45,210)	(971,471)
Derecognition	275,526	—	—	275,526
Exchange adjustments	4,074	—	—	4,074

At December 31, 2025	(1,487,980)	(7,637)	(188,765)	(1,684,382)

Impairment:
At January 1, 2024 and December 31, 2024	—	—	—	—

Charge for the year	(112)	—	—	(112)

At December 31, 2025	(112)	—	—	(112)

Net book value:
At December 31, 2024	2,533,228	—	1,638,855	4,172,083

At December 31, 2025	3,521,365	6,029	1,593,645	5,121,039

The analysis of expense items in relation to leases recognized in profit or loss is as follows:

	For the year	For the six	For the year	For the year
	ended	months ended	ended	ended
	June 30,	December 31,	December 31,	December 31,
	2023	2023	2024	2025
	RMB’000	RMB’000	RMB’000	RMB’000
Depreciation charge of right-of-use assets by class of underlying asset:
Property	285,393	215,399	637,772	918,624
Warehouse equipment	3,592	1,784	1,478	7,637
Land use right	45,208	22,604	45,212	45,210
Less: amount capitalized as construction in progress	(45,208)	(22,604)	(45,212)	(45,210)

	288,985	217,183	639,250	926,261

Interest on lease liabilities (Note 8)	34,396	25,112	91,623	126,829
Expense relating to short-term leases	15,322	13,729	75,755	108,656
Variable lease payments not included in the measurement of lease liabilities	18,614	24,802	47,314	46,313

Details of total cash outflow for leases and the maturity analysis of lease liabilities are set out in Note 20(c) and Note 24, respectively.

Notes:

(i)	Property – right-of-use assets

The Group leases properties for its self-operated stores, warehouse storage and office spaces. The leases of self-operated stores typically run for two to twelve years. Leases of office spaces and warehouse storage typically run for a period of one to seven years.

As at December 31, 2024 and 2025, right-of-use assets related to leased properties for self-operated stores amounted to RMB2,264,064,000 and RMB3,210,178,000, respectively.

Variable lease payments based on sales

Some leases of self-operated stores contain variable lease payments, which typically range from 3% to 18% of the annual or monthly sales that each store makes in excess of a certain breakpoint predetermined with landlord. These terms are common in retail stores in countries such as United states where the Group operates.

(ii)	Warehouse equipment – right-of-use assets

The Group leases warehouse equipment, with lease terms of three years.

(iii)	Land use right

The Group acquired the land use right of a parcel of land located in the PRC through the acquisition of a subsidiary, with an original lease term of 40 years.

(iv)	Rental deposits

The refundable rental deposit itself is not part of the lease payments and is in the scope of IFRS 9. Therefore, the rental deposit should be measured at fair value on initial recognition. The difference between the initial fair value and the nominal value of the deposit is an additional lease payment made by the Group and it is included in the measurement of the right-of-use assets.